Employee benefits (Tables)	6 Months Ended
Jun. 30, 2022
Employee Benefits
Schedule of benefits include salaries, post-employment benefits, termination benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	06.30.2022	12.31.2021
Liabilities
Short-term employee benefits	1,180	1,289
Termination benefits	224	349
Post-employment benefits	9,464	9,880
Total	10,868	11,518
Current	2,007	2,144
Non-current	8,861	9,374

Schedule of employee benefits

	06.30.2022	12.31.2021
Variable compensation program - PPP	272	461
Accrued vacation and 13th salary	600	440
Salaries and related charges and other provisions	244	270
Profit sharing	64	118
Total	1,180	1,289
Current	1,177	1,286
Non-current (*)	3	3
(*)Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive managers.

Schedule of recognized the statement of income

In the three and six-month periods ended June 30, 2022 and 2021, the Company recognized the following amounts in the statement of income:

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Salaries, accrued vacations and related charges	(1,458)	(1,310)	(780)	(657)
Variable compensation program - PPP	(247)	(195)	(129)	(101)
Profit sharing	(65)	(58)	(34)	(30)
Management fees and charges	(5)	(6)	(2)	(3)
Total	(1,775)	(1,569)	(945)	(791)

Schedule of pension plan assets

	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	349	900
Effects in the statement of income	4	(8)
Enrollments	4	26
Revision of provisions	−	(34)
Effects in cash and cash equivalents	(155)	(123)
Terminations in the period	(155)	(123)
Cumulative translation adjustment	26	25
Closing Balance	224	794
Current	123	685
Non-current	101	109

Summary of Employee Benefits

The following table presents the balance of post-employment benefits:

	06.30.2022	12.31.2021
Liabilities
Health Care Plan	4,919	4,485
Petros Pension Plan - Renegotiated (PPSP-R)	3,101	3,233
Petros Pension Plan - Non-renegotiated (PPSP-NR)	702	658
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pré 70)	300	817
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pré 70)	249	511
Petros 2 Pension Plan (PP-2)	192	165
Other plans	1	11
Total	9,464	9,880
Current	706	651
Non-current	8,758	9,229

Schedule of supplementary pension plan assets

	PPSP-R (*)	PPSP-NR (*)
Surplus registered by Petros	1,388	139
Financial assumptions	(1,120)	(364)
Ordinary and extraordinary sponsor contributions	2,190	652
Changes in fair value of plan assets (**)	1,447	543
Others (including Actuarial valuation method)	145	200
Net actuarial liability recorded by the Company	4,050	1,169
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.

Changes in the actuarial liabilities is presented as follows:

Changes in the actuarial liabilities is presented as follows:

	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Balance at December 31, 2021	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	233	74	17	309	−	633
Current service cost	5	1	7	53	−	66
Net interest	228	73	10	256	−	567
Cash effects	(1,156)	(371)	−	(162)	−	(1,689)
Contributions paid	(141)	(47)	−	(162)	−	(350)
Payments related to Term of financial commitment (TFC)	(1,015)	(324)	−	−	−	(1,339)
Other changes	274	79	10	287	(10)	640
Others	−	−	1	1	(11)	(9)
Cumulative Translation Adjustment	274	79	9	286	1	649
Balance at June 30, 2022	3,401	951	192	4,919	1	9,464
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Balance at December 31, 2020	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	248	87	37	265	1	638
Past service cost	(1)	−	−	−	−	(1)
Present value of obligation	(730)	(33)	−	−	−	(763)
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	5	−	20	83	−	108
Net interest	226	82	17	182	1	508
Interest on the obligations with contribution for the revision of the lump sum death benefit	18	5	−	−	−	23
Recognized in Equity - other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Remeasurement effects recognized in other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Cash effects	(965)	(539)	−	(159)	−	(1,663)
Contributions paid	(134)	(41)	−	(159)	−	(334)
Payments of obligations with contribution for the revision of the lump sum death benefit (**)	(341)	(102)	−	−	−	(443)
Payments related to Term of financial commitment (TFC)	(490)	(396)	−	−	−	(886)
Other changes	255	82	21	220	(4)	574
Others	−	−	−	−	(1)	(1)
Cumulative Translation Adjustment	255	82	21	220	(3)	575
Balance at June 30, 2021	5,693	1,974	535	5,682	15	13,899
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) On June 30, 2021, the Company prepaid the remaining balance of US$ 447.

The net expense with pension and health plans is presented below:

The net expense with pension and health plans is presented below:

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Related to active employees (cost of sales and expenses)	17	3	10	112	−	142
Related to retirees (other income and expenses)	216	71	7	197	−	491
Net costs for Jan-Jun/2022	233	74	17	309	−	633
Related to active employees (cost of sales and expenses)	27	4	30	138	−	199
Related to retirees (other income and expenses)	203	78	7	127	1	416
Obligations with contribution for the revision of the lump sum death benefit	18	5	−	−	−	23
Net costs for Jan-Jun/2021	248	87	37	265	1	638
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Related to active employees (cost of sales and expenses)	9	2	5	57	−	73
Related to retirees (other income and expenses)	111	36	4	102	−	253
Net costs for Apr-Jun/2022	120	38	9	159	−	326
Related to active employees (cost of sales and expenses)	14	2	15	71	−	102
Related to retirees (other income and expenses)	102	39	4	64	1	210
Obligations with contribution for the revision of the lump sum death benefit	8	3	−	−	−	11
Net costs for Apr-Jun/2021	124	44	19	135	1	323
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.